Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 5.3%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.0386%, 9/15/34 (144A)‡	$11,417,538	$11,421,396
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	1,426,533	1,440,826
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	7,949,259	8,049,907
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	7,335,658	7,428,149
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	11,589,600	11,701,226
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	11,756,535	11,506,089
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	22,187,393	22,581,919
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	2,072,056	2,093,404
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	4,125,378	4,901,968
Bank 2019-BN17, 3.7140%, 4/15/52	9,215,976	10,739,546
Bank 2019-BN18, 3.5840%, 5/15/62	15,686,824	18,176,217
Bank 2019-BN20, 3.0110%, 9/15/62	7,541,395	8,424,059
Bank 2019-BN23, 2.9200%, 12/15/52	13,566,507	15,080,788
Bank 2019-BNK24, 2.9600%, 11/15/62	3,184,800	3,554,332
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	8,386,000	9,576,517
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.0086%, 8/15/36 (144A)‡	7,553,000	7,468,466
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	8,236,000	9,044,676
BVRT Financing Trust, 7/10/32‡	10,141,000	10,141,000
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.9090%, 11/15/35 (144A)‡	8,141,481	8,138,511
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0790%, 10/15/36 (144A)‡	15,853,273	15,883,761
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.2390%, 10/15/36 (144A)‡	2,468,174	2,467,967
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.1590%, 11/15/32 (144A)‡	26,382,000	26,422,875
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.5090%, 11/15/32 (144A)‡	4,673,000	4,684,408
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.7090%, 11/15/32 (144A)‡	4,161,000	4,171,344
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	16,437,000	18,039,271
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	8,218,000	9,046,252
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	8,739,552
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	12,325,000	12,859,174
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	3,137,000	3,130,643
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	4,673,035
CarMax Auto Owner Trust 2017-3, 2.7200%, 5/15/23	9,785,000	9,930,160
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0480%, 7/25/49 (144A)‡	1,412,692	1,412,627
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.0586%, 11/15/37 (144A)‡	24,994,000	24,996,695
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.4586%, 11/15/37 (144A)‡	11,114,000	11,119,514
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.8086%, 11/15/37 (144A)‡	11,156,000	11,161,355
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	6,713,810	6,792,974
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	6,853,563	6,865,478
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.0480%, 11/25/24‡	1,547,796	1,588,561
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 6.0480%, 10/25/28‡	2,387,615	2,500,967
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3980%, 1/25/29‡	5,900,394	6,105,531
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.3980%, 4/25/29‡	7,350,133	7,533,153
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6980%, 7/25/29‡	8,128,634	8,370,571
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.4980%, 1/25/31‡	9,896,939	9,887,333
Connecticut Avenue Securities Trust 2018-R07,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
ICE LIBOR USD 1 Month + 2.4000%, 2.5480%, 4/25/31 (144A)‡	$11,946,835	$11,934,441
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4480%, 8/25/31 (144A)‡	15,311,187	15,272,904
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2980%, 9/25/31 (144A)‡	10,794,257	10,760,738
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2480%, 6/25/39 (144A)‡	14,319,937	14,275,532
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1480%, 7/25/39 (144A)‡	12,389,951	12,348,439
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 2.2480%, 9/25/39 (144A)‡	13,667,413	13,640,233
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2480%, 10/25/39 (144A)‡	16,354,954	16,299,443
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9480%, 1/25/40 (144A)‡	2,493,731	2,494,500
Connecticut Avenue Securities Trust 2020-R01 1M2,
ICE LIBOR USD 1 Month + 2.0500%, 2.1980%, 1/25/40 (144A)‡	13,163,477	13,081,650
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1480%, 1/25/40 (144A)‡	19,912,922	19,772,974
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0886%, 11/15/36 (144A)‡	9,655,820	9,547,337
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	3,798,000	3,883,412
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.1390%, 5/15/36 (144A)‡	28,757,000	28,768,075
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5890%, 5/15/36 (144A)‡	5,508,000	5,501,143
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	8,316,000	8,370,781
DB Master Finance LLC 2019-1A A23, 4.3520%, 5/20/49 (144A)	5,372,000	5,841,714
DB Master Finance LLC 2019-1A A2I, 3.7870%, 5/20/49 (144A)	6,725,863	6,961,266
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	3,769,288	3,989,414
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	2,444,400	2,474,117
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	3,149,590	3,372,805
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	11,811,133	12,514,163
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	7,345,913	7,977,592
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	22,897,710	24,247,021
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	11,239,000	11,606,603
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	9,811,000	10,202,890
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	1,662,904	1,687,653
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	2,623,570	2,655,177
Drive Auto Receivables Trust 2018-4, 3.6600%, 11/15/24	1,949,747	1,965,932
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1480%, 7/25/25‡	8,773,343	8,868,643
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8480%, 4/25/28‡	4,907,667	5,127,845
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1480%, 3/25/31‡	12,618,461	12,490,228
Fannie Mae REMICS, 3.0000%, 5/25/48	13,575,700	14,576,203
Fannie Mae REMICS, 3.0000%, 11/25/49	22,043,950	23,523,398
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.7001%, 7/25/28‡	6,685,344	6,963,177
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M2,
ICE LIBOR USD 1 Month + 1.3500%, 1.4980%, 3/25/29‡	135,570	135,570
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M1,
ICE LIBOR USD 1 Month + 0.7500%, 0.8980%, 3/25/30‡	63,877	63,877
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0980%, 10/25/49 (144A)‡	4,344,668	4,323,131
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA1 M2,
ICE LIBOR USD 1 Month + 1.7000%, 1.8480%, 1/25/50 (144A)‡	14,609,000	14,499,693
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA3 M2,
ICE LIBOR USD 1 Month + 3.0000%, 3.1480%, 6/25/50 (144A)‡	7,939,157	8,000,346
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0773%, 12/25/50 (144A)‡	17,081,000	17,053,679
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.2980%, 9/25/50 (144A)‡	8,992,000	9,074,590
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6817%, 11/25/50 (144A)‡	27,605,000	27,691,660
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1930%, 12/15/36 (144A)‡	3,938,000	3,854,694
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4930%, 12/15/36 (144A)‡	4,405,000	4,140,825
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7920%, 12/15/36 (144A)‡	4,900,000	4,563,250
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	5,798,165	6,916,365
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	9,673,931	11,326,579
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	8,130,000	9,042,050

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	$11,479,000	$12,269,140
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	10,797,609	11,607,426
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	11,899,508	12,169,318
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	22,393,778	23,454,006
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0480%, 12/25/49 (144A)‡	3,411,639	3,415,187
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	10,052,000	10,888,750
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	5,254,084	6,003,520
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	8,173,000	9,167,265
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	8,398,928	9,977,065
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	12,532,337	14,996,649
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	2,784,779	2,990,280
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	7,876,000	7,875,980
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	13,560,265	13,556,560
Oak Street Investment Grade Net Lease Fund 2020-1A A5,
3.3900%, 11/20/50 (144A)	19,792,000	19,762,904
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	1,805,000	1,874,703
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	1,842,000	1,920,621
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	9,685,070	9,678,593
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	12,004,740	11,678,927
Preston Ridge Partners Mortgage Trust 2019-3A, 3.3510%, 7/25/24 (144A)Ç	6,711,667	6,734,669
Preston Ridge Partners Mortgage Trust 2019-4A, 3.3510%, 11/25/24 (144A)Ç	8,810,384	8,821,848
Preston Ridge Partners Mortgage Trust 2020-1A, 2.9810%, 2/25/25 (144A)Ç	3,651,176	3,657,782
Preston Ridge Partners Mortgage Trust 2020-2, 3.6710%, 8/25/25 (144A)Ç	7,329,873	7,356,805
Preston Ridge Partners Mortgage Trust 2020-3, 2.8570%, 9/25/25 (144A)Ç	21,978,734	22,093,896
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	13,543,588	13,547,253
Preston Ridge Partners Mortgage Trust 2020-5 A1, 3.1040%, 11/25/25 (144A)Ç	7,120,661	7,132,494
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	11,679,000	11,754,049
Santander Drive Auto Receivables Trust 2020-1 A2A, 2.0700%, 1/17/23	3,809,547	3,826,409
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	5,127,856	5,314,262
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	2,919,196	2,999,211
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	2,496,852	2,534,178
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	6,211,954	6,278,181
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	22,469,371	22,758,345
Starwood Mortgage Residential Trust 2020-2, 2.7180%, 4/25/60 (144A)‡	6,004,569	6,086,433
Taco Bell Funding LLC, 4.3180%, 11/25/48 (144A)	10,943,660	11,116,727
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	7,895,860	8,665,398
Towd Point Asset Funding LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 1.0480%, 4/25/48 (144A)‡	4,194,471	4,179,279
United Auto Credit Securitization Trust 2019-1 C, 3.1600%, 8/12/24 (144A)	5,604,390	5,632,989
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	26,390,000	26,416,342
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	11,511,000	11,527,417
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	7,740,743	7,740,656
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	3,881,940	4,013,781
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	1,205,710	1,271,786
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	7,309,875	7,657,718
WFRBS Commercial Mortgage Trust 2014-C25, 3.6310%, 11/15/47	8,674,000	9,596,358
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	13,333,000	13,562,331
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,271,084,584)		1,299,099,440
Bank Loans and Mezzanine Loans– 0.1%
Consumer Non-Cyclical – 0.1%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.9048%, 8/1/27‡((cost $34,522,185)	34,522,185	34,184,213
Corporate Bonds– 19.6%
Banking – 4.1%
Banco Santander SA, 2.7490%, 12/3/30	18,160,000	18,742,310
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	34,495,000	39,256,269
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	12,090,000	14,084,690
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	51,846,000	55,557,710
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	7,339,000	7,650,908
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	21,966,000	24,372,650
Bank of America Corp, ICE LIBOR USD 3 Month + 3.8980%, 6.1000%‡,µ	7,421,000	8,408,364
Bank of America Corp, ICE LIBOR USD 3 Month + 2.6640%, 4.3000%, 1/24/70‡	16,293,000	16,799,061
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	31,680,000	34,936,704
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	11,259,000	12,511,871
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	7,378,000	7,882,452
BNP Paribas SA, SOFR + 1.5070%, 3.0520%, 1/13/31 (144A)‡	20,769,000	22,651,752

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	$32,414,000	$33,118,993
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	36,557,000	41,989,820
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	25,206,000	30,543,707
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	12,901,000	13,540,878
Citigroup Inc, 5.9000%µ	1,633,000	1,715,467
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	8,932,000	9,300,445
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	2,037,000	2,208,108
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	8,463,000	9,245,828
Citigroup Inc, SOFR + 3.8130%, 5.0000%‡,µ	14,469,000	15,038,717
Citigroup Inc, SOFR + 3.2340%, 4.7000%‡,µ	8,961,000	9,208,234
Citizens Financial Group Inc, 2.6380%, 9/30/32	13,535,000	14,309,409
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	6,479,000	6,718,681
Credit Suisse Group AG,
US Treasury Yield Curve Rate 5 Year + 3.5540%, 4.5000% (144A)‡,µ	30,817,000	30,968,003
First Republic Bank/CA, 4.6250%, 2/13/47	5,838,000	7,693,522
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,645,000	44,086,066
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 3.9220%, 4.1279%‡,µ	35,995,000	35,922,290
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 2.8740%, 5.0000%‡,µ	2,710,000	2,737,100
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate 5 Year + 3.2240%, 4.9500%‡,µ	6,110,000	6,463,891
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	13,653,000	13,960,980
HSBC Holdings PLC, SOFR + 1.2900%, 1.5890%, 5/24/27‡	48,559,000	49,368,215
HSBC Holdings PLC, SOFR + 1.9470%, 2.3570%, 8/18/31‡	10,454,000	10,790,918
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	61,444,000	64,879,741
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	30,516,000	35,057,685
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	47,726,000	52,318,941
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 2.5800%, 4.6250%‡,µ	3,055,000	3,016,367
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%, 7/31/69‡	7,332,000	7,713,488
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%, 1/23/70‡	7,739,000	7,990,518
JPMorgan Chase & Co, SOFR + 2.7450%, 4.0000%, 2/24/70‡	7,333,000	7,452,161
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	25,140,000	26,548,638
Morgan Stanley, 4.3500%, 9/8/26	14,797,000	17,448,459
Morgan Stanley, 3.9500%, 4/23/27	22,519,000	26,034,939
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	20,255,000	20,367,939
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	20,151,000	20,840,366
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.0800%, 1.3640%, 1/30/27 (144A)‡	25,534,000	25,813,799
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	20,113,000	20,719,608
Westpac Banking Corp, 2.9630%, 11/16/40	5,983,000	6,361,758
		994,348,420
Basic Industry – 0.5%
Allegheny Technologies Inc, 5.8750%, 12/1/27	14,587,000	15,407,519
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	28,076,000	28,076,000
Constellium NV, 5.7500%, 5/15/24 (144A)	14,882,000	15,185,890
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	21,099,000	21,705,596
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	13,437,000	13,688,650
Nutrition & Biosciences Inc, 1.8320%, 10/15/27 (144A)	14,969,000	15,421,347
Nutrition & Biosciences Inc, 3.2680%, 11/15/40 (144A)	5,483,000	5,883,712
Nutrition & Biosciences Inc, 3.4680%, 12/1/50 (144A)	8,380,000	9,086,287
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	8,029,000	8,662,169
		133,117,170
Brokerage – 0.6%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	56,315,000	62,720,831
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	26,097,000	27,467,092
Intercontinental Exchange Inc, 2.1000%, 6/15/30	15,140,000	15,761,184
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,996,000	8,056,043
Raymond James Financial Inc, 5.6250%, 4/1/24	5,212,000	6,014,237
Raymond James Financial Inc, 4.6500%, 4/1/30	7,189,000	8,813,955
Raymond James Financial Inc, 4.9500%, 7/15/46	9,927,000	13,583,035
		142,416,377
Capital Goods – 1.3%
Avery Dennison Co, 2.6500%, 4/30/30	18,806,000	20,160,086
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	8,165,000	9,245,084
BAE Systems PLC, 1.9000%, 2/15/31 (144A)	11,663,000	11,783,720
Boeing Co, 4.5080%, 5/1/23	21,980,000	23,755,333
Boeing Co, 4.8750%, 5/1/25	7,041,000	8,024,589
Boeing Co, 2.7500%, 2/1/26	7,283,000	7,656,712
Boeing Co, 2.2500%, 6/15/26	1,734,000	1,777,851
Boeing Co, 3.2500%, 2/1/28	7,770,000	8,323,823

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Capital Goods– (continued)
Boeing Co, 3.6000%, 5/1/34	$18,925,000	$19,966,115
Boeing Co, 5.7050%, 5/1/40	15,733,000	20,344,539
Boeing Co, 5.9300%, 5/1/60	4,349,000	6,158,357
General Dynamics Corp, 3.5000%, 4/1/27	7,463,000	8,582,098
General Electric Co, 6.7500%, 3/15/32	8,065,000	11,301,020
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	12,918,000	14,351,466
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	23,256,000	27,531,244
Northrop Grumman Corp, 4.4000%, 5/1/30	12,969,000	16,089,502
United Rentals North America Inc, 3.8750%, 2/15/31	5,668,000	5,946,015
Vulcan Materials Co, 3.5000%, 6/1/30	10,257,000	11,775,083
Wabtec Corp, 4.4000%, 3/15/24	12,922,000	14,139,514
Wabtec Corp, 3.4500%, 11/15/26	4,084,000	4,482,186
Wabtec Corp, 4.9500%, 9/15/28	40,542,000	48,079,628
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	17,589,000	18,972,315
		318,446,280
Communications – 2.1%
AT&T Inc, 1.6500%, 2/1/28	11,158,000	11,379,282
AT&T Inc, 3.5000%, 9/15/53 (144A)	6,184,000	6,160,427
AT&T Inc, 3.5500%, 9/15/55 (144A)	8,861,000	8,813,883
AT&T Inc, 3.8000%, 12/1/57 (144A)	13,286,000	13,798,870
AT&T Inc, 3.6500%, 9/15/59 (144A)	2,198,000	2,204,425
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	24,016,000	25,309,502
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32 (144A)	36,397,000	38,861,805
CenturyLink Inc, 6.4500%, 6/15/21	9,816,000	10,014,381
CenturyLink Inc, 5.8000%, 3/15/22	5,560,000	5,796,300
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.8000%, 4/1/31	16,587,000	17,522,019
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.4840%, 10/23/45	3,628,000	5,140,820
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	6,433,000	8,017,190
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	17,385,000	20,743,503
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.7000%, 4/1/51	8,596,000	8,910,762
Comcast Corp, 3.7500%, 4/1/40	6,879,000	8,265,430
Crown Castle International Corp, 3.6500%, 9/1/27	7,302,000	8,240,686
Crown Castle International Corp, 4.3000%, 2/15/29	11,381,000	13,510,557
Crown Castle International Corp, 3.1000%, 11/15/29	16,052,000	17,678,742
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	20,825,000	21,774,620
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	24,432,000	25,500,900
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	14,590,000	14,316,438
Fox Corp, 4.0300%, 1/25/24	8,796,000	9,686,098
GCI LLC, 4.7500%, 10/15/28 (144A)	35,297,000	37,646,015
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	29,909,000	33,214,543
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	25,164,000	26,783,932
T-Mobile USA Inc, 3.5000%, 4/15/25 (144A)	11,676,000	12,901,746
T-Mobile USA Inc, 3.7500%, 4/15/27 (144A)	44,357,000	50,513,752
T-Mobile USA Inc, 2.0500%, 2/15/28 (144A)	4,174,000	4,341,628
T-Mobile USA Inc, 3.8750%, 4/15/30 (144A)	14,698,000	17,020,431
T-Mobile USA Inc, 2.5500%, 2/15/31 (144A)	5,662,000	5,945,496
T-Mobile USA Inc, 3.0000%, 2/15/41 (144A)	11,103,000	11,510,702
T-Mobile USA Inc, 3.3000%, 2/15/51 (144A)	9,638,000	9,915,864
Verizon Communications Inc, 3.0000%, 3/22/27	8,066,000	8,931,512
Verizon Communications Inc, 4.8620%, 8/21/46	4,946,000	6,673,637
		527,045,898
Consumer Cyclical – 2.2%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	38,657,000	39,204,383
AutoZone Inc, 3.7500%, 4/18/29	7,420,000	8,552,949
AutoZone Inc, 1.6500%, 1/15/31	8,867,000	8,804,895
Booking Holdings Inc, 4.1000%, 4/13/25	41,906,000	47,516,255
Booking Holdings Inc, 4.5000%, 4/13/27	22,169,000	26,425,432
Booking Holdings Inc, 4.6250%, 4/13/30	15,016,000	18,649,134
Choice Hotels International Inc, 3.7000%, 12/1/29	15,629,000	17,045,925
Choice Hotels International Inc, 3.7000%, 1/15/31	4,609,000	5,104,560
Dollar General Corp, 3.5000%, 4/3/30	11,829,000	13,572,298
Dollar General Corp, 4.1250%, 4/3/50	11,417,000	14,423,444
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	37,962,000	41,195,740
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	28,909,000	29,604,551
Ford Motor Credit Co LLC, 4.0000%, 11/13/30	26,849,000	28,243,269
General Motors Co, 4.2000%, 10/1/27	5,480,000	6,207,245
General Motors Co, 5.0000%, 10/1/28	15,994,000	19,024,271
General Motors Co, 5.4000%, 4/1/48	5,345,000	6,720,967

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
General Motors Financial Co Inc, 4.3500%, 4/9/25	$9,753,000	$10,886,150
General Motors Financial Co Inc, 4.3000%, 7/13/25	2,714,000	3,044,557
General Motors Financial Co Inc, 4.3500%, 1/17/27	8,249,000	9,387,329
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	2,436,000	2,557,240
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	4,357,000	4,901,974
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,535,000	10,943,033
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,241,000	1,444,052
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	17,445,000	18,949,806
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	6,654,000	7,260,978
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	5,592,000	5,979,113
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	9,018,000	10,349,057
Lowe's Cos Inc, 4.5000%, 4/15/30	20,582,000	25,606,777
Lowe's Cos Inc, 5.0000%, 4/15/40	10,214,000	13,872,212
Marriott International Inc, 5.7500%, 5/1/25	23,217,000	27,151,941
MDC Holdings Inc, 5.5000%, 1/15/24	8,070,000	8,836,650
MGM Resorts International, 7.7500%, 3/15/22	1,830,000	1,948,950
Nordstrom Inc, 4.3750%, 4/1/30	20,150,000	19,836,048
O'Reilly Automotive Inc, 3.6000%, 9/1/27	312,000	355,100
O'Reilly Automotive Inc, 4.3500%, 6/1/28	2,398,000	2,851,208
O'Reilly Automotive Inc, 3.9000%, 6/1/29	18,196,000	21,387,968
Ross Stores Inc, 1.8750%, 4/15/31	7,136,000	7,159,988
Service Corp International/US, 3.3750%, 8/15/30	7,406,000	7,703,795
		552,709,244
Consumer Non-Cyclical – 2.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	16,920,000	22,020,455
Anheuser-Busch InBev Worldwide Inc, 4.3500%, 6/1/40	12,774,000	15,652,470
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	35,270,000	37,694,812
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	14,496,000	15,329,520
Baxter International Inc, 3.9500%, 4/1/30 (144A)	15,016,000	17,936,565
Boston Scientific Corp, 4.0000%, 3/1/29	3,457,000	4,072,241
Cigna Corp, 3.4000%, 9/17/21	1,982,000	2,024,594
Cigna Corp, 2.4000%, 3/15/30	7,187,000	7,658,817
Cigna Corp, 3.2000%, 3/15/40	3,270,000	3,580,871
Cigna Corp, 3.4000%, 3/15/50	4,931,000	5,538,392
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	9,373,000	10,105,226
CVS Health Corp, 4.3000%, 3/25/28	6,412,000	7,632,160
CVS Health Corp, 4.1250%, 4/1/40	8,870,000	10,575,728
CVS Health Corp, 2.7000%, 8/21/40	7,032,000	7,103,638
CVS Health Corp, 5.0500%, 3/25/48	9,329,000	12,623,763
CVS Health Corp, 4.2500%, 4/1/50	4,382,000	5,471,812
DaVita Inc, 4.6250%, 6/1/30 (144A)	16,265,000	17,240,900
DaVita Inc, 3.7500%, 2/15/31 (144A)	25,216,000	25,603,318
Diageo Capital PLC, 1.3750%, 9/29/25	11,501,000	11,831,130
Diageo Capital PLC, 2.0000%, 4/29/30	10,834,000	11,291,567
Diageo Capital PLC, 2.1250%, 4/29/32	8,690,000	9,173,777
Elanco Animal Health Inc, 5.2720%, 8/28/23	20,115,000	21,975,637
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	11,683,000	12,972,824
Hasbro Inc, 3.5500%, 11/19/26	29,542,000	32,963,707
Hasbro Inc, 3.9000%, 11/19/29	31,591,000	35,746,193
Hasbro Inc, 5.1000%, 5/15/44	4,863,000	5,555,117
HCA Inc, 4.7500%, 5/1/23	14,561,000	15,878,874
HCA Inc, 5.3750%, 2/1/25	7,973,000	8,965,878
HCA Inc, 5.8750%, 2/15/26	4,196,000	4,825,400
HCA Inc, 5.3750%, 9/1/26	3,219,000	3,699,919
HCA Inc, 5.6250%, 9/1/28	9,321,000	11,010,431
HCA Inc, 5.8750%, 2/1/29	7,026,000	8,466,330
HCA Inc, 3.5000%, 9/1/30	24,767,000	26,303,077
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	9,459,000	10,627,187
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	15,192,000	17,685,007
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	19,451,000	22,344,531
Mondelez International Inc, 2.7500%, 4/13/30	2,605,000	2,859,723
Royalty Pharma PLC, 1.7500%, 9/2/27 (144A)	7,452,000	7,664,586
Royalty Pharma PLC, 2.2000%, 9/2/30 (144A)	1,442,000	1,479,982
Royalty Pharma PLC, 3.3000%, 9/2/40 (144A)	14,416,000	15,136,776
Royalty Pharma PLC, 3.5500%, 9/2/50 (144A)	14,384,000	15,324,975
Sysco Corp, 2.5000%, 7/15/21	2,064,000	2,084,518
Sysco Corp, 5.9500%, 4/1/30	25,099,000	32,965,215
Sysco Corp, 6.6000%, 4/1/40	12,137,000	17,732,365
Sysco Corp, 6.6000%, 4/1/50	5,778,000	8,885,365
Upjohn Inc, 1.6500%, 6/22/25 (144A)	3,198,000	3,304,785
		606,620,158

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Electric – 0.8%
AEP Transmission Co LLC, 3.6500%, 4/1/50	$10,295,000	$12,458,713
Ameren Corp, 3.5000%, 1/15/31	42,913,000	49,322,284
Black Hills Corp, 2.5000%, 6/15/30	6,316,000	6,629,900
Dominion Energy Inc, 3.3750%, 4/1/30	21,499,000	24,476,611
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	2,346,000	2,429,990
NextEra Energy Capital Holdings Inc, 2.7500%, 5/1/25	9,422,000	10,191,013
NRG Energy Inc, 7.2500%, 5/15/26	16,049,000	16,931,695
NRG Energy Inc, 6.6250%, 1/15/27	18,319,000	19,345,597
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	17,639,000	18,058,808
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	19,913,000	20,486,494
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	9,097,000	9,129,773
		189,460,878
Energy – 0.8%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29	17,171,000	19,106,611
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	39,338,000	41,304,900
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	20,285,000	22,515,944
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,489,000	6,168,367
Energy Transfer Operating LP, 5.5000%, 6/1/27	4,369,000	5,146,868
Energy Transfer Operating LP, 4.9500%, 6/15/28	634,000	730,459
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	23,684,000	24,757,122
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	5,039,000	5,907,170
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	11,182,000	11,649,597
ONEOK Inc, 5.8500%, 1/15/26	5,769,000	6,908,506
ONEOK Inc, 6.3500%, 1/15/31	12,332,000	15,803,048
ONEOK Inc, 7.1500%, 1/15/51	3,220,000	4,449,014
TransCanada PipeLines Ltd, 4.1000%, 4/15/30	26,844,000	31,699,322
		196,146,928
Finance Companies – 0.2%
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	16,308,000	16,634,160
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	23,835,000	24,728,812
USAA Capital Corp, 2.1250%, 5/1/30 (144A)	1,029,000	1,081,389
		42,444,361
Financial Institutions – 0%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	10,657,000	11,287,760
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	19,681,000	18,249,404
Information Technology Services – 0.1%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	19,799,000	20,392,970
Insurance – 0.8%
Brown & Brown Inc, 4.5000%, 3/15/29	9,158,000	10,835,741
Brown & Brown Inc, 2.3750%, 3/15/31	3,524,000	3,686,091
Centene Corp, 5.3750%, 6/1/26 (144A)	24,677,000	26,027,079
Centene Corp, 4.2500%, 12/15/27	19,784,000	20,971,040
Centene Corp, 4.6250%, 12/15/29	29,912,000	33,208,602
Centene Corp, 3.3750%, 2/15/30	12,968,000	13,643,503
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	49,115,000	51,693,537
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	28,287,000	29,921,423
		189,987,016
Real Estate Investment Trusts (REITs) – 0.5%
Agree LP, 2.9000%, 10/1/30	7,528,000	7,992,503
Alexandria Real Estate Equities Inc, 4.9000%, 12/15/30	17,305,000	22,010,201
MPT Operating Partnership LP/MPT Finance Corp, 5.0000%, 10/15/27	6,008,000	6,391,010
MPT Operating Partnership LP/MPT Finance Corp, 4.6250%, 8/1/29	5,462,000	5,871,650
MPT Operating Partnership LP/MPT Finance Corp, 3.5000%, 3/15/31	61,244,000	63,234,430
WP Carey Inc, 2.4000%, 2/1/31	14,946,000	15,513,117
		121,012,911
Technology – 3.0%
Analog Devices Inc, 2.9500%, 4/1/25	10,197,000	11,127,347
Broadcom Inc, 4.7000%, 4/15/25	26,897,000	30,817,357
Broadcom Inc, 3.1500%, 11/15/25	22,789,000	24,865,420
Broadcom Inc, 4.1500%, 11/15/30	19,589,000	22,644,179
Broadcom Inc, 4.3000%, 11/15/32	15,030,000	17,806,793
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	19,674,000	21,539,459
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	25,453,000	26,432,223
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	19,555,000	19,590,199
Equifax Inc, 2.6000%, 12/1/24	25,378,000	27,176,458
Equifax Inc, 2.6000%, 12/15/25	17,078,000	18,429,740
Equifax Inc, 3.1000%, 5/15/30	15,566,000	17,305,572
Equinix Inc, 2.9000%, 11/18/26	6,014,000	6,575,641
Equinix Inc, 1.8000%, 7/15/27	21,216,000	21,830,470
Equinix Inc, 3.2000%, 11/18/29	14,193,000	15,635,886
Equinix Inc, 2.1500%, 7/15/30	9,669,000	9,829,338

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
Gartner Inc, 3.7500%, 10/1/30 (144A)	$3,821,000	$4,012,050
Global Payments Inc, 3.2000%, 8/15/29	4,013,000	4,454,191
Global Payments Inc, 2.9000%, 5/15/30	15,601,000	16,963,218
Keysight Technologies Inc, 3.0000%, 10/30/29	16,727,000	18,458,605
Leidos Inc, 2.9500%, 5/15/23 (144A)	2,925,000	3,077,413
Leidos Inc, 3.6250%, 5/15/25 (144A)	12,032,000	13,452,859
Leidos Inc, 4.3750%, 5/15/30 (144A)	16,170,000	19,362,766
Leidos Inc, 2.3000%, 2/15/31 (144A)	13,552,000	13,798,633
Marvell Technology Group Ltd, 4.2000%, 6/22/23	5,055,000	5,469,977
Marvell Technology Group Ltd, 4.8750%, 6/22/28	24,526,000	28,958,760
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	23,358,000	24,427,621
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	18,300,000	19,358,866
MSCI Inc, 4.0000%, 11/15/29 (144A)	1,551,000	1,651,815
MSCI Inc, 3.6250%, 9/1/30 (144A)	12,231,000	12,781,395
MSCI Inc, 3.8750%, 2/15/31 (144A)	21,835,000	23,090,512
PayPal Holdings Inc, 1.6500%, 6/1/25	8,117,000	8,478,782
PayPal Holdings Inc, 2.6500%, 10/1/26	24,037,000	26,414,839
PayPal Holdings Inc, 2.3000%, 6/1/30	9,379,000	10,037,698
Qorvo Inc, 3.3750%, 4/1/31 (144A)	21,845,000	22,554,962
Sensata Technologies Inc, 3.7500%, 2/15/31 (144A)	23,779,000	24,648,836
Total System Services Inc, 4.8000%, 4/1/26	11,829,000	14,074,437
Trimble Inc, 4.7500%, 12/1/24	19,155,000	21,889,951
Trimble Inc, 4.9000%, 6/15/28	35,062,000	41,937,422
Verisk Analytics Inc, 5.5000%, 6/15/45	5,717,000	8,089,154
Verisk Analytics Inc, 3.6250%, 5/15/50	10,963,000	12,754,071
VMware Inc, 4.5000%, 5/15/25	17,836,000	20,408,989
VMware Inc, 4.6500%, 5/15/27	20,668,000	24,175,610
		736,389,514
Total Corporate Bonds (cost $4,415,329,422)		4,800,075,289
Inflation-Indexed Bonds– 1.2%
United States Treasury Inflation Indexed Bonds, 0.1250%, 10/15/25ÇÇ((cost $275,183,701)	257,494,975	279,928,841
Mortgage-Backed Securities– 5.2%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	4,361,241	4,487,499
2.0000%, TBA, 15 Year Maturity	33,789,159	35,342,109
2.5000%, TBA, 15 Year Maturity	28,461,400	29,671,009
2.0000%, TBA, 30 Year Maturity	192,354,264	199,919,557
2.5000%, TBA, 30 Year Maturity	96,316,743	101,556,374
		370,976,548
Fannie Mae Pool:
7.5000%, 7/1/28	67,021	76,867
3.0000%, 10/1/34	2,751,687	2,935,261
2.5000%, 11/1/34	1,704,626	1,812,869
3.0000%, 11/1/34	963,065	1,039,520
3.0000%, 12/1/34	990,555	1,062,826
6.0000%, 2/1/37	327,555	388,534
4.5000%, 11/1/42	1,967,877	2,199,636
3.0000%, 1/1/43	1,044,172	1,114,025
3.0000%, 2/1/43	297,150	318,722
3.0000%, 5/1/43	11,711,411	12,370,541
3.0000%, 5/1/43	2,264,938	2,435,289
3.5000%, 4/1/44	3,890,876	4,308,898
5.0000%, 7/1/44	246,543	279,450
4.5000%, 10/1/44	4,750,618	5,366,489
4.5000%, 3/1/45	7,255,706	8,196,336
4.5000%, 6/1/45	4,297,002	4,792,041
3.5000%, 12/1/45	2,935,511	3,149,599
3.5000%, 12/1/45	2,705,839	2,974,915
3.0000%, 1/1/46	399,325	421,800
4.5000%, 2/1/46	9,306,829	10,402,905
3.5000%, 7/1/46	4,884,581	5,333,449
3.0000%, 9/1/46	26,295,545	28,053,103
3.0000%, 2/1/47	77,365,206	82,536,190
3.0000%, 3/1/47	8,670,935	9,301,664
3.5000%, 3/1/47	2,517,560	2,701,167
3.5000%, 7/1/47	2,093,513	2,246,193
3.5000%, 8/1/47	2,162,713	2,298,556
3.5000%, 8/1/47	1,427,688	1,581,828
3.5000%, 12/1/47	7,474,822	7,993,820
3.5000%, 12/1/47	741,460	821,511
3.5000%, 12/1/47	404,924	448,641
3.5000%, 1/1/48	5,390,385	5,764,655

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 1/1/48	$5,158,353	$5,515,093
4.0000%, 1/1/48	17,230,017	18,635,752
4.0000%, 1/1/48	7,367,800	7,965,972
3.0000%, 2/1/48	5,066,247	5,471,115
3.5000%, 3/1/48	3,474,824	3,714,397
3.5000%, 3/1/48	651,435	722,619
4.0000%, 3/1/48	6,261,569	6,764,706
4.5000%, 3/1/48	285,544	310,500
3.5000%, 4/1/48	6,651,067	7,329,106
3.0000%, 5/1/48	2,504,900	2,673,103
5.0000%, 5/1/48	5,868,804	6,500,173
3.5000%, 7/1/48	61,653,909	65,454,481
4.5000%, 8/1/48	169,879	183,999
3.0000%, 11/1/48	10,402,437	10,996,221
3.5000%, 11/1/48	11,148,995	12,285,573
4.0000%, 2/1/49	3,274,292	3,492,219
3.0000%, 8/1/49	5,464,543	5,873,893
3.0000%, 8/1/49	3,196,238	3,435,669
3.0000%, 9/1/49	1,068,922	1,135,342
2.5000%, 1/1/50	2,500,273	2,652,484
2.5000%, 3/1/50	4,411,731	4,694,112
2.5000%, 10/1/50	3,953,242	4,177,814
3.5000%, 8/1/56	15,898,817	17,596,112
3.0000%, 2/1/57	15,061,727	16,335,830
3.0000%, 6/1/57	290,146	314,549
		428,958,134
Freddie Mac Gold Pool:
3.5000%, 1/1/47	1,660,178	1,801,824
Freddie Mac Pool:
3.0000%, 5/1/31	20,450,676	21,730,397
3.0000%, 9/1/32	4,945,947	5,290,772
3.0000%, 10/1/32	2,444,060	2,576,927
3.0000%, 12/1/32	1,902,242	2,052,622
3.0000%, 1/1/33	2,890,557	3,092,084
2.5000%, 12/1/33	22,875,913	23,969,284
3.0000%, 10/1/34	4,991,650	5,354,099
3.0000%, 10/1/34	2,094,038	2,233,443
2.5000%, 11/1/34	6,917,624	7,358,191
2.5000%, 11/1/34	1,431,099	1,522,243
6.0000%, 4/1/40	5,308,202	6,307,274
3.5000%, 7/1/42	992,741	1,077,447
3.5000%, 8/1/42	1,288,407	1,398,340
3.5000%, 8/1/42	1,074,117	1,165,766
3.5000%, 2/1/43	3,203,984	3,489,271
3.0000%, 3/1/43	12,137,799	12,955,434
3.0000%, 6/1/43	930,777	977,136
3.5000%, 2/1/44	3,269,176	3,560,267
4.5000%, 5/1/44	1,787,112	1,993,224
3.5000%, 12/1/44	19,863,198	21,552,186
3.0000%, 1/1/45	5,641,126	6,008,006
4.0000%, 4/1/45	44,832	49,249
3.0000%, 1/1/46	722,229	789,287
3.5000%, 7/1/46	23,726,236	26,091,020
3.5000%, 7/1/46	4,451,364	4,773,884
3.0000%, 8/1/46	1,541,905	1,629,753
3.0000%, 10/1/46	10,063,196	10,719,903
4.0000%, 3/1/47	1,996,479	2,180,186
3.0000%, 4/1/47	1,925,270	2,034,958
3.5000%, 4/1/47	789,326	862,618
3.5000%, 9/1/47	7,759,548	8,222,573
3.5000%, 11/1/47	6,419,596	6,892,331
3.5000%, 12/1/47	11,287,654	12,313,881
3.5000%, 12/1/47	5,004,914	5,353,185
3.5000%, 2/1/48	5,388,615	5,758,924
3.5000%, 2/1/48	4,283,760	4,579,356
4.0000%, 3/1/48	5,219,360	5,638,635
4.5000%, 3/1/48	228,347	247,326
4.0000%, 4/1/48	8,176,489	8,720,540
4.0000%, 4/1/48	4,814,800	5,199,684
4.0000%, 5/1/48	9,256,163	9,872,055
4.5000%, 7/1/48	2,244,314	2,440,457
5.0000%, 9/1/48	635,038	705,279
4.5000%, 12/1/48	4,022,093	4,431,876
3.0000%, 8/1/49	4,566,421	4,863,194

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.0000%, 8/1/49	$1,522,920	$1,637,081
3.0000%, 12/1/49	3,157,635	3,303,907
3.0000%, 12/1/49	2,587,708	2,707,579
2.5000%, 1/1/50	1,055,031	1,119,411
3.0000%, 3/1/50	3,369,919	3,552,773
3.5000%, 3/1/50	1,909,521	2,063,639
		284,418,957
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	4,305,450	4,500,702
2.5000%, TBA, 30 Year Maturity	69,778,200	73,872,087
		78,372,789
Ginnie Mae I Pool:
6.0000%, 1/15/34	88,403	102,693
4.0000%, 1/15/45	17,468,638	19,264,366
4.5000%, 8/15/46	20,883,233	23,687,365
4.0000%, 7/15/47	5,765,569	6,249,676
4.0000%, 8/15/47	1,257,546	1,363,136
4.0000%, 11/15/47	2,238,847	2,426,832
4.0000%, 12/15/47	2,627,624	2,848,254
		55,942,322
Ginnie Mae II Pool:
4.0000%, 8/20/47	2,103,614	2,282,235
4.0000%, 8/20/47	571,526	628,217
4.0000%, 8/20/47	328,936	356,867
4.5000%, 2/20/48	3,651,223	3,979,908
4.5000%, 5/20/48	10,454,192	11,258,731
4.5000%, 5/20/48	1,288,659	1,387,833
4.0000%, 6/20/48	28,484,592	30,618,976
5.0000%, 8/20/48	11,937,524	12,995,736
		63,508,503
Total Mortgage-Backed Securities (cost $1,246,839,957)		1,283,979,077
United States Treasury Notes/Bonds– 4.9%
1.1250%, 2/28/22	311,050,900	314,720,330
0.2500%, 6/30/25	17,173,300	17,126,342
0.3750%, 11/30/25	95,471,000	95,582,881
0.8750%, 11/15/30	137,606,600	137,069,074
1.1250%, 5/15/40	14,092,000	13,356,574
1.3750%, 11/15/40	28,900,000	28,525,203
2.7500%, 8/15/42	123,002,600	152,239,741
1.2500%, 5/15/50	312,229,400	282,616,393
1.3750%, 8/15/50	178,072,500	166,386,492
Total United States Treasury Notes/Bonds (cost $1,204,466,075)		1,207,623,030
Common Stocks– 62.5%
Aerospace & Defense – 0.9%
General Dynamics Corp	1,093,327	162,708,924
L3Harris Technologies Inc	363,700	68,746,574
		231,455,498
Air Freight & Logistics – 0.7%
United Parcel Service Inc	1,035,098	174,310,503
Airlines – 0%
Southwest Airlines Co	260,622	12,147,591
Banks – 0.9%
Bank of America Corp	6,966,612	211,158,010
Beverages – 0.8%
Monster Beverage Corp*	2,051,607	189,732,615
Biotechnology – 0.8%
AbbVie Inc	1,942,172	208,103,730
Capital Markets – 2.8%
Blackstone Group Inc	2,760,412	178,902,302
CME Group Inc	976,448	177,762,358
Morgan Stanley	3,793,623	259,976,984
S&P Global Inc	190,000	62,458,700
		679,100,344
Chemicals – 0.5%
Sherwin-Williams Co	152,235	111,879,024
Communications Equipment – 0.4%
Motorola Solutions Inc	535,823	91,122,059
Consumer Finance – 0.7%
American Express Co	1,394,071	168,557,125
Electronic Equipment, Instruments & Components – 0.4%
Corning Inc	2,768,102	99,651,672
Entertainment – 1.4%
Activision Blizzard Inc	1,184,222	109,955,013

Shares or Principal Amounts		Value
Common Stocks– (continued)
Entertainment– (continued)
Walt Disney Co*	1,240,690	$224,788,214
		334,743,227
Equity Real Estate Investment Trusts (REITs) – 0.3%
Crown Castle International Corp	469,171	74,687,331
Food & Staples Retailing – 1.6%
Costco Wholesale Corp	825,543	311,048,092
Sysco Corp	1,064,478	79,048,136
		390,096,228
Food Products – 0.5%
Hershey Co	761,285	115,966,544
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	2,240,432	245,304,900
Edwards Lifesciences Corp*	282,551	25,777,128
Intuitive Surgical Inc*	92,354	75,554,807
Medtronic PLC	1,488,777	174,395,338
Stryker Corp	343,711	84,222,943
		605,255,116
Health Care Providers & Services – 2.0%
UnitedHealth Group Inc	1,434,317	502,986,286
Hotels, Restaurants & Leisure – 2.6%
Hilton Worldwide Holdings Inc	1,245,954	138,624,842
McDonald's Corp	1,586,974	340,532,881
Starbucks Corp	1,460,621	156,257,235
		635,414,958
Household Products – 1.1%
Clorox Co	255,683	51,627,511
Procter & Gamble Co	1,507,654	209,774,978
		261,402,489
Industrial Conglomerates – 1.2%
Honeywell International Inc	1,384,605	294,505,483
Information Technology Services – 4.3%
Accenture PLC	1,417,095	370,159,385
Fidelity National Information Services Inc	453,412	64,139,662
Mastercard Inc	1,705,760	608,853,974
		1,043,153,021
Insurance – 1.6%
Marsh & McLennan Cos Inc	591,227	69,173,559
Progressive Corp	3,204,724	316,883,109
		386,056,668
Interactive Media & Services – 2.6%
Alphabet Inc - Class C*	369,579	647,458,059
Internet & Direct Marketing Retail – 3.6%
Amazon.com Inc*	232,372	756,819,338
Booking Holdings Inc*	57,558	128,197,207
		885,016,545
Leisure Products – 0.5%
Hasbro Inc	1,375,713	128,684,194
Life Sciences Tools & Services – 1.3%
Illumina Inc*	237,111	87,731,070
Thermo Fisher Scientific Inc	488,070	227,333,245
		315,064,315
Machinery – 0.9%
Deere & Co	823,272	221,501,332
Media – 1.5%
Comcast Corp	6,812,263	356,962,581
Multiline Retail – 0.9%
Dollar General Corp	1,055,750	222,024,225
Personal Products – 0.3%
Estee Lauder Cos Inc	235,805	62,768,933
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co	3,626,679	224,962,898
Eli Lilly & Co	1,696,371	286,415,280
Merck & Co Inc	4,053,756	331,597,241
		842,975,419
Real Estate Management & Development – 0.4%
CBRE Group Inc*	1,754,706	110,055,160
Road & Rail – 0.6%
CSX Corp	1,754,654	159,234,850
Semiconductor & Semiconductor Equipment – 4.2%
Advanced Micro Devices Inc*	377,080	34,582,007
Lam Research Corp	753,946	356,066,077
NVIDIA Corp	532,192	277,910,662
QUALCOMM Inc	957,315	145,837,367

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Texas Instruments Inc	1,360,894	$223,363,532
		1,037,759,645
Software – 7.5%
Adobe Inc*	972,013	486,123,142
Microsoft Corp	5,232,785	1,164,252,077
salesforce.com Inc*	834,957	185,802,981
		1,836,178,200
Specialty Retail – 1.7%
Home Depot Inc	1,583,927	420,722,690
Technology Hardware, Storage & Peripherals – 3.7%
Apple Inc	6,799,150	902,179,213
Textiles, Apparel & Luxury Goods – 1.0%
NIKE Inc	1,791,475	253,439,968
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc*	675,278	91,061,238
Total Common Stocks (cost $8,746,557,841)		15,314,572,089
Preferred Stocks– 0.3%
Banks – 0.3%
First Republic Bank/CA, 4.1250%µ	1,065,400	28,169,176
Truist Financial Corp, 4.7500%µ	1,211,925	33,533,965
Total Preferred Stocks (cost $56,933,125)		61,703,141
Investment Companies– 2.7%
Money Markets – 2.7%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $667,328,076)	667,281,894	667,348,622
Total Investments (total cost $17,918,244,966) – 101.8%		24,948,513,742
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(432,827,121)
Net Assets – 100%		$24,515,686,621

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$24,432,758,565	97.9%
United Kingdom	198,611,270	0.8
France	82,883,749	0.3
Canada	70,903,705	0.3
Switzerland	56,781,802	0.2
Belgium	37,672,925	0.2
Australia	27,081,366	0.1
Mexico	23,078,050	0.1
Spain	18,742,310	0.1

Total	$24,948,513,742	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/20
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	$154,501	$(15,342)	$-	$667,348,622

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	589,071,414	1,301,385,880	(1,223,093,330)	667,348,622

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $2,454,852,720, which represents 10.0% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of December 31, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,299,099,440	$-
Bank Loans and Mezzanine Loans	-	34,184,213	-
Corporate Bonds	-	4,800,075,289	-
Inflation-Indexed Bonds	-	279,928,841	-
Mortgage-Backed Securities	-	1,283,979,077	-
United States Treasury Notes/Bonds	-	1,207,623,030	-
Common Stocks	15,314,572,089	-	-
Preferred Stocks	-	61,703,141	-
Investment Companies	-	667,348,622	-
Total Assets	$15,314,572,089	$9,633,941,653	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70212 02-21